Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Common Stock [Member]
Payments of stock issuance costs	$ 1,053,748	$ 3,144,479